PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 42,051	$ 31,415
Accumulated depreciation	14,730	20,522
Depreciated cost	27,321	10,893
Computers and peripheral equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	15,644	16,395
Accumulated depreciation	9,745	13,008
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	4,367	6,272
Accumulated depreciation	2,734	4,625
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	22,040	8,748
Accumulated depreciation	$ 2,251	$ 2,889